INCOME TAXES - Income tax benefit (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current expense (benefit):
Federal						$ (981)
State						5,310
Current expense (benefit)						4,329
Deferred benefit:
Federal						(223,159)
State						(40,830)
Deferred benefit						(263,989)
Tax benefit relating to uncertain tax positions						(6)
Income tax benefit	$ (134,688)	$ (118,230)		$ (429,664)	$ (101,332)	$ (259,666)
Cablevision Systems Corporation And Subsidiaries
Current expense (benefit):
Federal			$ 6,473				$ 4,844	$ 6,122
State			1,917				15,869	2,788
Current expense (benefit)			8,390				20,713	8,910
Deferred benefit:
Federal			93,253				97,927	135,873
State			22,897				35,469	23,906
Deferred benefit			116,150				133,396	159,779
Tax benefit relating to uncertain tax positions			308				763	(52,921)
Income tax benefit			$ 124,848				$ 154,872	$ 115,768